Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
Convertible Promissory Notes
As of December 31, 2020 the Company had $6,500 in related party convertible promissory notes outstanding, which were issued during the year ended December 31, 2019. The convertible promissory notes bore interest at 5.00% per annum and all outstanding principal and accrued interest was due on the earlier of the two-year anniversary of the initial closing date (August 9, 2021) or upon the closing of a change of control, as defined in the convertible note agreements. As of July 15, 2021 (immediately prior to the change in control event) and December 31, 2020, the accrued interest on the convertible promissory notes was $621 and $447, respectively, and the unamortized debt issuance costs were $3 and $13, respectively.
Per the convertible note agreements, the convertible promissory notes could not be prepaid without the consent of the majority holders and would automatically convert to shares of our convertible preferred stock at 80% of the convertible preferred stock price per share upon a qualified preferred stock equity financing round of at least $15,000, excluding the conversion value of the notes. The convertible promissory notes were amended in February 2021 to allow the notes to either: (i) automatically convert into shares of our convertible preferred stock immediately prior to the consummation of the Merger at a conversion price equal to the price per share applicable to the Company's most recent equity financing at the conversion date (which was $3.1546 as of the Closing) and, in turn, convert into shares of the Company's common stock as part of the Merger or (ii) at a holder’s election, trigger the repayment in cash of the outstanding principal and accrued interest at the consummation of the Merger. The February 2021 amendment created a contingent beneficial conversion feature because on the date of the amendment the estimated fair value of the underlying stock to which the note was convertible was in excess of the outstanding interest and principal of the note.
As discussed in Note 3, on July 15, 2021, the Company completed the Merger. Immediately prior to the consummation of the Merger, all but one of the convertible notes were converted into shares of the Company's Common Stock. The unconverted note had a balance of $2 and was paid in full. The conversion triggered the recognition of the contingent beneficial conversion feature and the amount by which the estimated fair value of the underlying stock to which the note was convertible at the date of the amendment exceeded the outstanding interest and principal of the note at the date of the amendment was charged to interest expense. The recognized interest expense from the contingent beneficial conversion feature was $26,061 for the year ended December 31, 2021.